OTHER LIABILITIES - Analysis of Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Advances and security deposits	€ 553,771	€ 516,096
Deferred income	335,524	295,683
Accrued expenses	100,314	100,305
Payables to personnel	43,110	44,880
Social security payables	28,532	25,857
Other	44,970	40,146
Total other liabilities	€ 1,106,221	€ 1,022,967